Expense Example - FidelityNewJerseyMunicipalMoneyMarketFund-InstitutionalPRO - FidelityNewJerseyMunicipalMoneyMarketFund-InstitutionalPRO - Fidelity New Jersey Municipal Money Market Fund - Fidelity New Jersey Municipal Money Market Fund - Institutional Class
Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 20
3 years	64
5 years	113
10 years	$ 255